AB Variable Products Series Fund, Inc.

AB Sustainable International Thematic Portfolio

Portfolio of Investments

March 31, 2023 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 97.3%
Information Technology – 23.8%
Electronic Equipment, Instruments & Components – 5.1%
Flex Ltd.(a)	20,966	$482,428
Halma PLC	31,026	856,519
Keyence Corp.	1,500	735,162

		2,074,109

IT Services – 2.6%
Accenture PLC - Class A	3,720	1,063,213

Semiconductors & Semiconductor Equipment – 13.7%
ASML Holding NV	1,682	1,146,195
Infineon Technologies AG	27,792	1,141,283
MediaTek, Inc.	23,000	596,301
NXP Semiconductors NV	4,410	822,355
STMicroelectronics NV	16,133	859,625
Taiwan Semiconductor Manufacturing Co., Ltd.	56,000	981,378

		5,547,137

Software – 2.4%
Dassault Systemes SE	11,205	462,218
Descartes Systems Group, Inc. (The)(a)	6,300	507,843

		970,061

		9,654,520

Financials – 19.7%
Banks – 3.5%
Bank Mandiri Persero Tbk PT	913,500	629,078
Erste Group Bank AG	5,333	176,679
HDFC Bank Ltd.	30,971	608,955

		1,414,712

Capital Markets – 8.6%
Deutsche Boerse AG	6,094	1,186,563
London Stock Exchange Group PLC	12,356	1,200,134
Partners Group Holding AG	1,174	1,105,582

		3,492,279

Financial Services – 2.4%
Edenred	16,755	991,640

Insurance – 5.2%
Aflac, Inc.	14,105	910,055
AIA Group Ltd.	73,800	773,967
Prudential PLC	30,387	416,047

		2,100,069

		7,998,700

Health Care – 17.5%
Biotechnology – 1.2%
Abcam PLC (Sponsored ADR)(a)	37,027	498,383

Health Care Equipment & Supplies – 5.6%
Alcon, Inc.	11,382	807,980
ConvaTec Group PLC(b)	167,862	474,347
STERIS PLC	5,141	983,370

		2,265,697

Company	Shares	U.S. $ Value

Health Care Providers & Services – 2.0%
Apollo Hospitals Enterprise Ltd.	15,568	$817,839

Life Sciences Tools & Services – 5.9%
Danaher Corp.	3,313	835,009
ICON PLC(a)	3,583	765,293
Tecan Group AG (REG)	1,790	784,091

		2,384,393

Pharmaceuticals – 2.8%
Roche Holding AG (Genusschein)	3,916	1,118,968

		7,085,280

Consumer Staples – 12.2%
Food Products – 6.3%
Danone SA	12,700	790,240
Kerry Group PLC - Class A	7,592	757,114
Nestle SA (REG)	8,329	1,015,559

		2,562,913

Personal Care Products – 5.9%
Dabur India Ltd.	111,285	741,780
Haleon PLC	210,030	834,330
Unilever PLC (London)	16,015	829,881

		2,405,991

		4,968,904

Industrials – 8.9%
Commercial Services & Supplies – 1.6%
TOMRA Systems ASA	39,498	666,821

Construction & Engineering – 1.7%
WSP Global, Inc.	5,239	686,245

Machinery – 3.6%
Husqvarna AB - Class B	51,739	449,084
SMC Corp.	1,900	1,007,221

		1,456,305

Professional Services – 2.0%
Experian PLC	24,269	799,123

		3,608,494

Materials – 6.7%
Chemicals – 3.2%
Chr Hansen Holding A/S	9,666	735,297
Koninklijke DSM NV	4,866	575,863

		1,311,160

Company	Shares	U.S. $ Value

Containers & Packaging – 3.5%
Huhtamaki Oyj	17,956	$667,060
Smurfit Kappa Group PLC	20,077	728,194

		1,395,254

		2,706,414

Consumer Discretionary – 3.6%
Automobile Components – 2.4%
Autoliv, Inc.	10,625	991,950

Automobiles – 1.2%
BYD Co., Ltd. - Class H	16,000	470,658

		1,462,608

Energy – 2.0%
Oil, Gas & Consumable Fuels – 2.0%
Neste Oyj	16,193	799,997

Utilities – 1.8%
Electric Utilities – 1.8%
Orsted AS(b)	8,822	752,234

Communication Services – 1.1%
Diversified Telecommunication Services – 1.1%
Cellnex Telecom SA(b)	11,556	449,385

Total Common Stocks (cost $34,395,867)		39,486,536

SHORT-TERM INVESTMENTS – 2.8%
Investment Companies – 2.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.75%(c) (d) (e) (cost $1,147,546)	1,147,546	1,147,546

Total Investments – 100.1% (cost $35,543,413)(f)		40,634,082
Other assets less liabilities – (0.1)%		(48,442)

Net Assets – 100.0%		$40,585,640

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	CNH	420	USD	61	04/20/2023	$(107)
Bank of America, NA	EUR	3,300	USD	3,512	05/11/2023	(73,862)
Bank of America, NA	GBP	1,375	USD	1,685	05/24/2023	(12,595)
Bank of America, NA	USD	203	TWD	6,138	06/15/2023	(333)
Bank of America, NA	USD	252	INR	20,812	06/22/2023	758
Barclays Bank PLC	KRW	175,198	USD	135	04/26/2023	304
BNP Paribas SA	CNH	703	USD	103	04/20/2023	303
BNP Paribas SA	USD	78	CNH	536	04/20/2023	88
BNP Paribas SA	SEK	5,734	USD	552	04/21/2023	(803)
Citibank, NA	BRL	2,841	USD	549	04/04/2023	(11,753)
Citibank, NA	USD	559	BRL	2,841	04/04/2023	1,318

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Citibank, NA	USD	1,346	KRW	1,656,355	04/26/2023	$(76,964)
Citibank, NA	USD	4,254	JPY	552,516	04/28/2023	(78,445)
Citibank, NA	USD	546	BRL	2,841	05/03/2023	11,425
Citibank, NA	INR	77,218	USD	935	06/22/2023	(1,529)
Deutsche Bank AG	USD	552	SEK	5,846	04/21/2023	11,777
Goldman Sachs Bank USA	USD	3,378	CNH	23,005	04/20/2023	(26,215)
Morgan Stanley Capital Services, Inc.	BRL	2,841	USD	559	04/04/2023	(1,318)
Morgan Stanley Capital Services, Inc.	USD	550	BRL	2,841	04/04/2023	10,446
Morgan Stanley Capital Services, Inc.	USD	2,001	AUD	2,861	04/13/2023	(88,252)
Morgan Stanley Capital Services, Inc.	CNH	471	USD	68	04/20/2023	(602)
Morgan Stanley Capital Services, Inc.	USD	97	KRW	121,937	04/26/2023	(3,574)
Morgan Stanley Capital Services, Inc.	CHF	1,731	USD	1,863	05/24/2023	(39,592)
Morgan Stanley Capital Services, Inc.	USD	1,740	CAD	2,374	06/09/2023	18,298
Standard Chartered Bank	CNH	612	USD	89	04/20/2023	(216)
State Street Bank & Trust Co.	AUD	183	USD	122	04/13/2023	(828)
State Street Bank & Trust Co.	USD	83	AUD	120	04/13/2023	(2,649)
State Street Bank & Trust Co.	CNH	532	USD	78	04/20/2023	7
State Street Bank & Trust Co.	USD	182	CNH	1,252	04/20/2023	78
State Street Bank & Trust Co.	USD	177	ILS	602	04/20/2023	(9,832)
State Street Bank & Trust Co.	USD	334	ZAR	5,981	04/20/2023	1,665
State Street Bank & Trust Co.	NOK	4,645	USD	460	04/21/2023	15,801
State Street Bank & Trust Co.	SEK	1,053	USD	102	04/21/2023	481
State Street Bank & Trust Co.	USD	51	NOK	538	04/21/2023	688
State Street Bank & Trust Co.	USD	462	SEK	4,751	04/21/2023	(4,185)
State Street Bank & Trust Co.	JPY	78,467	USD	600	04/28/2023	6,564
State Street Bank & Trust Co.	JPY	35,769	USD	268	04/28/2023	(2,723)
State Street Bank & Trust Co.	USD	275	JPY	36,463	04/28/2023	879
State Street Bank & Trust Co.	USD	311	JPY	40,924	04/28/2023	(1,489)
State Street Bank & Trust Co.	EUR	573	USD	612	05/11/2023	(10,708)
State Street Bank & Trust Co.	USD	1,094	EUR	1,019	05/11/2023	13,271
State Street Bank & Trust Co.	USD	434	EUR	397	05/11/2023	(2,101)
State Street Bank & Trust Co.	USD	285	SGD	384	05/15/2023	3,639
State Street Bank & Trust Co.	CHF	297	USD	327	05/24/2023	634
State Street Bank & Trust Co.	CHF	155	USD	170	05/24/2023	(667)
State Street Bank & Trust Co.	GBP	198	USD	244	05/24/2023	(406)
State Street Bank & Trust Co.	USD	155	CHF	143	05/24/2023	2,310
State Street Bank & Trust Co.	USD	63	CHF	57	05/24/2023	(564)
State Street Bank & Trust Co.	USD	219	MXN	4,137	05/25/2023	8,239

						$(343,339)

(a)	Non-income producing security.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At March 31, 2023, the aggregate market value of these securities amounted to $1,675,966 or 4.1% of net assets.

(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of March 31, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $7,423,311 and gross unrealized depreciation of investments was $(2,675,981), resulting in net unrealized appreciation of $4,747,330.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CNH – Chinese Yuan Renminbi (Offshore)

EUR – Euro

GBP – Great British Pound

ILS – Israeli Shekel

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

NOK – Norwegian Krone

SEK – Swedish Krona

SGD – Singapore Dollar

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

REG – Registered Shares

COUNTRY BREAKDOWN1

March 31, 2023 (unaudited)

20.9%	United States
9.5%	United Kingdom
9.4%	Switzerland
7.6%	France
5.7%	Germany
5.3%	India
4.3%	Japan
4.2%	Netherlands
3.9%	Taiwan
3.7%	Denmark
3.7%	Ireland
3.6%	Finland
3.5%	Sweden
11.8%	Other
2.9%	Short-Term Investments

100.0%	Total Investments

1

The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 2.9% or less in the following: Austria, Canada, China, Hong Kong, Indonesia, Norway and Spain.

AB Variable Products Series Fund, Inc.

AB Sustainable International Thematic Portfolio

March 31, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2023:

Investments in Securities:	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Information Technology	$2,875,839	$6,778,681		$—	$9,654,520
Financials	910,055	7,088,645		—	7,998,700
Health Care	3,082,055	4,003,225		—	7,085,280
Consumer Staples	—	4,968,904		—	4,968,904
Industrials	686,245	2,922,249		—	3,608,494
Materials	—	2,706,414		—	2,706,414
Consumer Discretionary	991,950	470,658		—	1,462,608
Energy	—	799,997		—	799,997
Utilities	—	752,234		—	752,234
Communication Services	—	449,385		—	449,385
Short-Term Investments	1,147,546	—		—	1,147,546

Total Investments in Securities	9,693,690	30,940,392	(a)	—	40,634,082
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	—	108,973		—	108,973
Liabilities:
Forward Currency Exchange Contracts	—	(452,312)		—	(452,312)

Total	$9,693,690	$30,597,053		$—	$40,290,743

(a)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended March 31, 2023 is as follows:

Portfolio	Market Value 12/30/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 03/31/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$1,145	$2,836	$2,833	$1,148	$19